Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Cash and cash equivalents
19. Cash and cash equivalents

	2021 $m	2020 $m
Cash at bank and in hand	124	104
Short-term deposits	301	358
Money market funds	1,025	892
Repurchase agreements	–	321
Cash and cash equivalents as recorded in the Group statement of financial position	1,450	1,675
Bank overdrafts (note 22)	(59)	(51)
Cash and cash equivalents as recorded in the Group statement of cash flows	1,391	1,624
Cash at bank and in hand includes bank balances of $67m (2020: $55m) which are matched by bank overdrafts of $59m (2020: $51m) under the Group’s cash pooling arrangements. Under these arrangements, each pool contains a number of bank accounts with the same financial institution and the Group pays interest on net overdraft balances within each pool. The cash pools are used for day-to-day
cash management purposes and are managed as closely as possible to a zero balance on a net basis for each pool. Overseas subsidiaries are typically in a cash-positive position with the matching overdrafts held by the Group’s central treasury company in the UK. Accordingly, bank overdrafts are included within cash and cash equivalents for the purposes of the cash flow statement.
At 31 December 2021, $9m (2020: $5m) is restricted for use on capital expenditure under hotel lease agreements and therefore not available for wider use by the Group. An additional $77m (2020: $44m) is held within countries from which funds are not currently able to be repatriated to the Group’s central treasury company.
Details of the credit risk on cash and cash equivalents is included in note 24.